RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 24. RELATED PARTY TRANSACTIONS AND BALANCES

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

		December 31, 2022	December 31, 2022
	June 30, 2022	RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Founders	¥275,000	¥—	$—
Founders’ family member	—	—	—
Total prepaid expenses - related parties	¥275,000	¥—	$—

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥94,167 ($13,652)with annual rental expense at ¥1.1 million ($0.20 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,799
BHD	One of the founders	January 1, 2023- Dec 31, 2023	31,667	4,591
BHD	One of the founders	January 1, 2023- Dec 31, 2023	22,500	3,262

As of June 30, 2022, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥765,241 and ¥765,241, respectively.

As of December 31, 2022, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥553,226 ($80,197) and ¥553,226 ($80,197), respectively.

Guarantee/collateral related parties – The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 14).